MERGER WITH DHC (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 14, 2024
DHC [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs	$ 3,184,361
DHC [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs	$ 2,933,798
Combined Company [Member] | Prior BEN Shareholders [Member]
Business Acquisition [Line Items]
Ownership percentage		76.00%